SUPPLEMENT DATED JUNE 28, 2024
TO THE FOLLOWING INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2024

New York Life Premier Advisory Variable Annuity New York Life Premier Plus Variable Annuity II New York Life Flexible Premium Variable Annuity III	New York Life Premier Variable Annuity II New York Life Premier Variable Annuity - FP Series
AND TO THE FOLLOWING PROSPECTUSES
AND UPDATING SUMMARY PROSPECTUSES
DATED MAY 1, 2024

New York Life

Elite Variable Annuity
New York Life

Essentials Variable Annuity
New York Life Flexible Premium Variable Annuity
New York Life Flexible Premium Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity
New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity - FP Series
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity

INVESTING IN

NYLIAC Variable Annuity Separate Account I	NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account II	NYLIAC Variable Annuity Separate Account IV
This supplement amends the most recent initial summary prospectuses, prospectuses and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity contracts referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of the following changes to your Prospectus effective on or about August 12, 2024:

1.	For all MainStay Portfolios, all references to “MainStay” in the Portfolio names are deleted and replaced with “NYLI” (New York Life Investments).

2.	The MainStay VP Wellington Mid Cap – Initial Class or Service Class, as applicable, will have the following changes:

A.
Name Change:
All references in the Prospectuses to MainStay VP Wellington Mid Cap – Initial Class or Service Class, as applicable, will be deleted and replaced with NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class, as applicable.

B.
Subadviser Change:
All references in the Prospectuses to the Wellington Management Company LLP (“Wellington”), the current subadviser for the MainStay Wellington Mid Cap – Initial Class or Service Class, as applicable, will be deleted and replaced with Schroder Investment Management North America Inc. (“Schroders”).

C.	Current Expenses: In the Appendix of Portfolios Available Under the Policy, as applicable,

a.	the current expense for the NYLI VP Schroders Mid Cap Opportunities – Initial Class (formerly MainStay VP Wellington Mid Cap – Initial Class) is deleted and replaced with 0.83%;
b.	the current expense for the NYLI VP Schroders Mid Cap Opportunities – Service Class (formerly MainStay VP Wellington Mid Cap – Service Class) is deleted and replaced with 1.08%;

3.	The MainStay VP Wellington U.S. Equity – Initial Class or Service Class, as applicable, will have the following changes:

A.
Name Change:
All references in the Prospectuses to MainStay VP Wellington U.S. Equity – Initial Class or Service Class, as applicable, will be deleted and replaced with NYLI VP Dimensional U.S. Equity – Initial Class or Service Class, as applicable.

B.
Subadviser Change:
All references in the Prospectuses to Wellington Management Company LLP (“Wellington”), the current subadviser for the MainStay VP Wellington U.S. Equity – Initial Class or Service Class, as applicable, will be deleted and replaced with Dimensional Fund Advisors LP (“DFA”).

C.	Current Expenses: In the Appendix of Portfolios Available Under the Policy, as applicable,

a.	the current expense for the NYLI VP Dimensional U.S. Equity – Initial Class (formerly MainStay VP Wellington U.S. Equity – Initial Class) is deleted and replaced with 0.53%.
b.	the current expense for the NYLI VP Dimensional U.S. Equity – Service Class (formerly MainStay VP Wellington U.S. Equity – Service Class) is deleted and replaced with 0.78%.
The following change will be effective on or about August 28, 2024:

4.
For the MainStay VP S&P 500 Index – Initial Class or Service Class and the MainStay VP Hedge Multi-Strategy – Service Class, all references in the Prospectuses to IndexIQ Advisors LLC as subadviser will be deleted.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010